Related Party Revenue (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related party transactions:
Management fees revenue	$ 24,378	$ 23,266	$ 22,132
Revenue from related parties	38,135	48,061	46,746
SAC Holdings
Related party transactions:
Interest income revenue	8,373	19,364	19,163
Management fees revenue	18,732	18,306	16,873
Private Mini
Related party transactions:
Interest income revenue	5,383	5,431	5,451
Management fees revenue	2,305	2,226	2,174
Mercury
Related party transactions:
Management fees revenue	$ 3,342	$ 2,734	$ 3,085